Long-Term Investments (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
BioFirst Corporation (the "BioFirst") [Member]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of Yuangene	Entity controlled by controlling beneficiary shareholder of YuanGene
Braingenesis Biotechnology Co., Ltd. [Member]
Relationship with the Company and its subsidiaries, description	No specific business relationship
Genepharm Biotech Corporation [Member]
Relationship with the Company and its subsidiaries, description	No specific business relationship
BioHopeKing Corporation [Member]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs
Rgene [Member]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs